Income Tax	9 Months Ended
Jun. 30, 2025
Disclosure of income tax [abstract]
Income Tax

16. INCOME TAX

The Company determined the reporting period's income tax expense based on an estimate of the annual effective income tax rate in the respective countries applied to the pre-tax result before the tax effect of any discrete items of this reporting period. The components of income tax expense are as follows:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Current income taxes	(29,362)	(26,843)	(85,387)	(60,591)
Deferred income taxes	(21,089)	(9,412)	(28,795)	(15,808)
Income tax expense	(50,451)	(36,255)	(114,182)	(76,399)

The Company estimates the income tax rate for the fiscal year ending September 30, 2025 will be 34%, compared to 35% for the fiscal year ended September 30, 2024.

The Company has applied the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities arising from Pillar Two income taxes. The Company has reviewed its corporate structure in the light of the introduction of the Pillar Two Model Rules in various jurisdictions and concluded, that it is not subject to material top up taxes.